Premises and Equipment (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 237,584,000	$ 218,640,000
Accumulated depreciation	(58,739,000)	(52,047,000)
Premises and equipment, net	178,845,000	166,593,000
Future minimum payments due, current	3,300,000
Future minimum payments due, two years	2,600,000
Future minimum payments due, three years	2,000,000
Future minimum payments due, four years	1,100,000
Future minimum payments due, five years and thereafter	2,600,000
Rental expense	3,825,000	3,083,000	3,170,000
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	82,426,000	78,282,000
Building [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	114,106,000	102,403,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	7,530,000	6,919,000
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 33,522,000	$ 31,036,000
Minimum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	25 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	7 years
Minimum [Member] | Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	2 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	40 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	15 years
Maximum [Member] | Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	10 years